Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 348,834	$ 103,868
Concentration risk, percentage	100.00%	100.00%
United States [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents
Concentration risk, percentage		0.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 340,381	$ 103,868
Concentration risk, percentage	98.00%	100.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 8,453
Concentration risk, percentage	2.00%